U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

	T. Rowe Price Capital Opportunity Fund, Inc.
100 East Pratt Street
Baltimore, MD 21202

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   /x/

3.	Investment Company Act File Number:  811-07225

Securities Act File Number:  033-56015

4a.	Last day of fiscal year for which this Form is
filed:

December 31, 1997

4b.	/ /  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2.)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.	/ /  Check box if this is the last time the issuer
will be filing the Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):							$35,109,746

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		$57,044,348

	(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:	$-0-

	(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:					-$57,044,348

	(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):								$---

	(vi)	Redemption credits available for use in future
		years - if Item 5(I)is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(I)]:  		($21,934,602)

(vii)	Multiplier for determining registration fee (See
	Instruction C.9):							     x 1/3300

(viii)	Registration fee due [multiply Item 5(v)
	by Item 5(vii)]  (enter "0" if no fee is due):		$        -0-

6.	Prepaid Shares

	If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due - if this Form is being
filed more than 90 days after the end
of the issuer's fiscal year (see
Instruction D):							+$       -0-

8. 	Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:							$       -0-

9.	Date the registration fee and any interest
payment was sent to the Commission's lockbox depository: on or about February 26, 1998

	Method of delivery:     Wire transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Carmen F. Deyesu, Treasurer
By (Signature and Title)*

February 27, 1998